Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 3 – REVENUE RECOGNITION

In accordance with FASB ASC 606, Revenue from Contracts with Customers, we determine revenue recognition through the following steps:

(1)	Identify the contract with a customer

(2)	Identify the performance obligations in the contract

(3)	Determine the transaction price

(4)	Allocate the transaction price to each performance obligation in the contract

(5)	Recognize revenue when each performance obligation is satisfied

There was no material impact on the Company’s financial statements as a result of adopting Topic 606 for the six months ended June 30, 2024 and year ended December 31, 2023.

The Company’s main source of revenue is comprised of the following:

●	Training-GSCG offers a Stem Cell & Exosomes Certification Program where physicians attending these training sessions will take advantage of a full review of stem cell biology, characterization and regenerative properties of cells and cell products, cytokines and growth factors and how they can be applied in a clinic setting. The physicians will pay for the training sessions upfront and receive all the material and certificate upon completion of seminar. Completion of the seminar is when control is transferred and when revenue is recognized.

●	Products-Physicians can order SVF Kits through GSCG, which includes EC Certificate from Institute for Testing and Certificating, Inc. SVT Kits are paid for upfront and shipped from a third party directly to physicians. Transfer of control is when the product is shipped, which is when revenue is recognized.

●	Equipment- Physicians can order equipment through GSCG, which includes a warranty from the manufacturer of equipment. Equipment is paid for upfront and shipped from the manufacturer directly to physicians. Transfer of control is when the equipment is shipped, which is when revenue is recognized.

●	Patient procedures are the treatments GSCG is offering at its Cancun clinic. The transfer of control is when the procedures are completed, which is when revenue is recognized.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product to a customer or as services are rendered. Revenue is measured based on the consideration the Company receives in exchange for those products.

The following table presents the Company’s revenue by product category for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2024	2023
Training	$267,827	$291,464
Product supplies	769,237	629,456
Equipment	102,060	109,740
Patient procedures	471,259	116,897
Total revenue	$1,610,363	$1,147,557

Listed below are the revenues, cost of revenues, gross profits, assets and net profit (loss) by Company:

	For the Six Months Ended
	June 30, 2024
	Global Stem	Meso
	Cells Group	Numismatics	Total
Revenue	$1,610,363	$-	$1,639,863
Cost of revenue	514,488	-	514,488
Gross profit	$1,095,875	$-	$1,125,375
Gross Profit %	68.05%	0.00%	68.63%

Assets	$1,168,726	$1,910,860	$3,079,586
Net profit (loss)	$(104,647)	$(3,932,993)	$(4,037,640)

COVID-19

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern.” On January 31, 2020, U.S. Health and Human Services Secretary Alex M. Azar II declared a public health emergency for the United States to aid the U.S. healthcare community in responding to COVID-19, and on March 11, 2020 the World Health Organization characterized the outbreak as a “pandemic”.

The significant outbreak of COVID-19 resulted in a widespread health crisis that adversely affected the economies and financial markets in which we operate. Restrictions in international travel along with in person meetings limited our training of new customers along with selling them products and equipment which adversely affecting our results of operations and financial condition during 2021 and the first six months of 2022.

During the fourth quarter of 2022 and into 2023 we started recovering from the COVID-19 pandemic with restrictions in international travel removed along with the opening of the Cancun facility in the second half of 2022, which provided a facility for physicians to come for training and preform patient procedures.

The full extent of the future impacts of COVID-19 on the Company’s operations is uncertain. A prolonged outbreak could have a material adverse impact on financial results and business operations of the Company, including the timing and ability of the Company to collect accounts receivable and the ability of the Company to continue to provide high-quality services and equipment. The Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or a revision of the carrying value of its assets or liabilities at the date of issuance of these financial statements. These estimates may change as new events occur and additional information is obtained.

NOTE 3 – REVENUE RECOGNITION

In accordance with FASB ASC 606, Revenue from Contracts with Customers, we determine revenue recognition through the following steps:

(1)	Identify the contract with a customer

(2)	Identify the performance obligations in the contract

(3)	Determine the transaction price

(4)	Allocate the transaction price to each performance obligation in the contract

(5)	Recognize revenue when each performance obligation is satisfied

There was no material impact on the Company’s financial statements as a result of adopting Topic 606 for the years ended December 31, 2023 and December 31, 2022.

The Company’s main source of revenue is comprised of the following:

●	Training-GSCG offers a Stem Cell & Exosomes Certification Program where physicians attending these training sessions will take advantage of a full review of stem cell biology, characterization and regenerative properties of cells and cell products, cytokines and growth factors and how they can be applied in a clinic setting. The physicians will pay for the training sessions upfront and receives all the material and certificate upon completion of seminar. Completion of the seminar is when control is transferred and when revenue is recognized.

●	Products-Physicians can order SVF Kits through GSCG, which includes EC Certificate from Institute for Testing and Certificating, Inc. SVT Kits are paid for upfront and shipped from a third party directly to physicians. Transfer of control is when the product is shipped, which is when revenue is recognized.

●	Equipment- Physicians can order equipment through GSCG, which includes a warranty from manufacture of equipment. Equipment is paid for upfront and shipped from manufacture directly to physicians. Transfer of control is when the equipment is shipped which is when revenue is recognized.

●	Patient procedures are the treatments GSCG is offering at its Cancun clinic. The transfer of control is when the procedures are completed, which is when revenue is recognized.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product to a customer or as services are rendered. Revenue is measured based on the consideration the Company receives in exchange for those products.

The following table presents the Company’s revenue by product category for the years ended December 31, 2023 and 2022:

	For the Years Ended December 31,
	2023	2022
Training	$599,425	$279,404
Product supplies	1,329,159	866,104
Equipment	162,370	163,460
Patient procedures	318,999	221,255
Total revenue	$2,409,953	$1,530,223

Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:

	For the Year Ended
	December 31, 2023
	Global Stem	Meso
	Cells Group	Numismatics	Total
Revenue	$2,409,953	$-	$2,409,953
Cost of revenue	734,285	-	734,285
Gross profit	$1,675,668	$-	$1,675,668
Gross Profit %	69.53%	0.00%	69.53%

Assets	$908,171	$1,970,932	$2,879,103
Net loss	$(323,109)	$(9,490,557)	$(9,813,666)

COVID-19

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern.” On January 31, 2020, U.S. Health and Human Services Secretary Alex M. Azar II declared a public health emergency for the United States to aid the U.S. healthcare community in responding to COVID-19, and on March 11, 2020 the World Health Organization characterized the outbreak as a “pandemic”.

The significant outbreak of COVID-19 resulted in a widespread health crisis that adversely affected the economies and financial markets in which we operate. Restrictions in international travel along with in person meetings limited our training of new customers along with selling them products and equipment which adversely affecting our results of operations and financial condition during 2021 and the first six months of 2022.

During the fourth quarter of 2022 and into 2023 we started recovering from the COVID-19 pandemic with restrictions in international travel removed along with the opening of the Cancun facility in the second half of 2022, which provided a facility for physicians to come for training and preform patient procedures.

The full extent of the future impacts of COVID-19 on the Company’s operations is uncertain. A prolonged outbreak could have a material adverse impact on financial results and business operations of the Company, including the timing and ability of the Company to collect accounts receivable and the ability of the Company to continue to provide high-quality services and equipment. The Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or a revision of the carrying value of its assets or liabilities at the date of issuance of these financial statements. These estimates may change as new events occur and additional information is obtained.